Equity (Details) - Schedule of basic and diluted earnings per share $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($) $ / shares shares	Dec. 31, 2020 $MN / shares	Dec. 31, 2019 CLP ($) $ / shares shares	Dec. 31, 2019 $MN / shares	Dec. 31, 2018 CLP ($) $ / shares shares	Dec. 31, 2018 $MN / shares
a) Basic earnings per share
Total attributable to the shareholders of the Bank (in Pesos) | $	$ 547,614		$ 619,091		$ 595,333
Weighted average number of outstanding shares (in Shares)	188,446,126,794		188,446,126,794		188,446,126,794
Basic earnings per share (in Ch$) | (per share)	$ 2.906	$MN 2.906	$ 3.285	$MN 3.285	$ 3.159	$MN 3.159
Basic earnings per share from continuing operations (in Ch$) | (per share)	$ 2.906	2.906	3.276	3.276	3.139	3.139
Basic earnings per share from discontinued operations (in Ch$) | (per share)			$ 0.009	0.009	$ 0.020	0.020
b) Diluted earnings per share
Total attributable to the shareholders of the Bank (in Pesos) | $	$ 547,614		$ 619,091		$ 595,333
Weighted average number of outstanding shares (in Shares)	188,446,126,794		188,446,126,794		188,446,126,794
Adjusted number of shares (in Shares)	188,446,126,794		188,446,126,794		188,446,126,794
Diluted earnings per share (in Ch$) | (per share)	$ 2.906	2.906	$ 3.285	3.285	$ 3.159	3.159
Diluted earnings per share from continuing operations (in Ch$) | (per share)	$ 2.906	2.906	3.276	3.276	3.139	3.139
Diluted earnings per share from discontinued operations (in Ch$) | (per share)			$ 0.009	$MN 0.009	$ 0.020	$MN 0.020